Shareholder Report, Holdings (Details)	May 31, 2026
C000222706 | Top10HoldingT. Rowe Price QM U.S. Bond Index FundBNY-872840202
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000222706 | Top10HoldingT. Rowe Price Equity Index 500 FundBNY-779552504
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000222706 | Top10HoldingT. Rowe Price U.S. Limited Duration TIPS Index FundBNY-87283F705
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000222706 | Top10HoldingT. Rowe Price International Equity Index FundBNY-87283X102
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000222706 | Top10HoldingT. Rowe Price International Bond Fund (USD Hedged)BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000222706 | Top10HoldingT. Rowe Price Growth Stock FundBNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000222706 | Top10HoldingT. Rowe Price Value FundBNY-779578400
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000222706 | Top10HoldingT. Rowe Price Hedged Equity FundBNY-87283V502
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000222706 | Top10HoldingT. Rowe Price Dynamic Global Bond FundBNY-87281D702
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000222706 | Top10HoldingT. Rowe Price Emerging Markets Bond FundBNY-87281D801
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000222706 | Sector0BNY-779552504
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000222706 | Sector0BNY-872840202
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000222706 | Sector0BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000222706 | Sector0BNY-87283X102
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000222706 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000222707 | Top10HoldingT. Rowe Price QM U.S. Bond Index FundBNY-872840202
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000222707 | Top10HoldingT. Rowe Price Equity Index 500 FundBNY-779552504
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000222707 | Top10HoldingT. Rowe Price U.S. Limited Duration TIPS Index FundBNY-87283F705
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000222707 | Top10HoldingT. Rowe Price International Equity Index FundBNY-87283X102
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000222707 | Top10HoldingT. Rowe Price International Bond Fund (USD Hedged)BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000222707 | Top10HoldingT. Rowe Price Growth Stock FundBNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000222707 | Top10HoldingT. Rowe Price Value FundBNY-779578400
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000222707 | Top10HoldingT. Rowe Price Hedged Equity FundBNY-87283V502
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000222707 | Top10HoldingT. Rowe Price Dynamic Global Bond FundBNY-87281D702
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000222707 | Top10HoldingT. Rowe Price Emerging Markets Bond FundBNY-87281D801
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000222707 | Sector0BNY-779552504
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000222707 | Sector0BNY-872840202
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000222707 | Sector0BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000222707 | Sector0BNY-87283X102
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000222707 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.20%